UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         8/15/05
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        55
                                               -------------

Form 13F Information Table Value Total:        1,089,976
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE




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                           FORM 13F INFORMATION TABLE



                  NAME OF          TITLE                         VALUE        SHRS OR    SH/  PUT/  INVESTMENT
                   ISSUER         OF CLASS           CUSIP      X$1000)      PRN AMT    PRN  CALL  DISCRETION    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
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

ALAMOSA HLDGS INC                   COM             011589108     4,865,000    350,000   SH            Sole      350,000
ALLMERICA FINL CORP                 COM             019754100     8,964,653    241,700   SH            Sole      241,700
ALTRIA GROUP INC                    COM             02209S953       310,000      1,000   SH    PUT     Sole        1,000
ALTRIA GROUP INC                    COM             02209S903     4,140,000     12,000   SH   CALL     Sole       12,000
ALTRIA GROUP INC                    COM             02209S103    19,398,000    300,000   SH            Sole      300,000
AMERITRADE HLDG CORP NEW            COM             03074K100    51,725,452  2,779,444   SH            Sole    2,779,444
ASK JEEVES INC                      COM             045174109     7,550,000    250,000   SH            Sole      250,000
ASPECT COMMUNICATIONS CORP          COM             04523Q102     3,997,880    356,000   SH            Sole      356,000
ASSURANT INC                        COM             04621X108    18,107,760    501,600   SH            Sole      501,600
BOSTON COMMUNICATIONS CORP          COM             100582105     1,133,000    550,000   SH            Sole      550,000
CABLEVISION SYS CORP                CL A NY CABLVS  12686C109    16,100,000    500,000   SH            Sole      500,000
CALLAWAY GOLF CO                    COM             131193104     7,715,000    500,000   SH            Sole      500,000
CARMIKE CINEMAS INC                 COM             143436400    13,720,526    447,214   SH            Sole      447,214
CEPHALON INC                        NOTE 6/1        156708AL3     6,335,040  7,500,000   SH            Sole    7,500,000
CEPHALON INC                        NOTE 2.000% 6/0 156708AP4    25,116,550 25,000,000   SH            Sole   25,000,000
CHARTER COMMUNICATIONS INC D        CL A            16117M107       944,000    800,000   SH            Sole      800,000
CHIRON CORP                         COM             170040959     1,274,700     10,915   SH    PUT     Sole       10,915
CHIRON CORP                         COM             170040109    34,890,000  1,000,000   SH            Sole    1,000,000
CIGNA CORP                          COM             125509109    22,626,142    211,400   SH            Sole      211,400
COMPUTER ASSOC INTL INC             COM             204912109    19,236,000    700,000   SH            Sole      700,000
CV THERAPEUTICS INC                 COM             126667AF1     2,816,306  2,000,000   SH            Sole    2,000,000
DELTA AIR LINES INC DEL             COM             247361108     3,161,784    840,900   SH            Sole      840,900
DOMINION RES INC VA NEW             COM             25746U909       480,000      4,000   SH   CALL     Sole        4,000
ECHOSTAR COMMUNICATIONS NEW         CL A            278762109     1,508,000     50,000   SH            Sole       50,000
FEDERATED DEPT STORES INC DE        COM             31410H951     1,216,000      7,600   SH    PUT     Sole        7,600
FEDERATED DEPT STORES INC DE        COM             31410H101    55,692,800    760,000   SH            Sole      760,000
FIDELITY NATL FINL INC              COM             316326107     4,461,250    125,000   SH            Sole      125,000
GENERAL MLS INC                     DBCV 10/2       370334AU8    31,800,330 45,000,000   SH            Sole   45,000,000
GENERAL MTRS CORP                   DEB SR CV C 33  370442717    11,605,000    550,000   SH            Sole      550,000
GUIDANT CORP                        COM             401698905       620,500        850   SH   CALL     Sole          850
HUDSON CITY BANCORP                 COM             443683107    82,493,344  7,229,916   SH            Sole    7,229,916
INFOUSA INC NEW                     COM             456818301     7,020,000    600,000   SH            Sole      600,000
INSIGHT COMMUNICATIONS INC          CL A            45768V108     7,392,450    669,000   SH            Sole      669,000
LEUCADIA NATL CORP                  NOTE 3.750% 4/1 527288AX2     7,159,390  7,000,000   SH            Sole    7,000,000
LIBERTY MEDIA CORP NEW              COM SER A       530718105    58,858,460  5,776,100   SH            Sole    5,776,100
MCDERMOTT INTL INC                  COM             580037109    17,024,700    810,700   SH            Sole      810,700
MCI INC                             COM             552691107    41,136,000  1,600,000   SH            Sole    1,600,000
MYLAN LABS INC                      COM             628530107    38,480,000  2,000,000   SH            Sole    2,000,000
NEWS CORP                           CL A            65248E104    88,672,744  5,480,392   SH            Sole    5,480,392
NTL INC DEL                         COM             62940M104     4,748,348     69,400   SH            Sole       69,400
OFFICE DEPOT INC                    COM             676220106    22,840,000  1,000,000   SH            Sole    1,000,000
PERFORMANCE FOOD GROUP CO           COM             713755106    11,932,950    395,000   SH            Sole      395,000
QUESTAR CORP                        COM             748356102    36,245,000    550,000   SH            Sole      550,000
REINSURANCE GROUP AMER INC          COM             759351109     9,534,550    205,000   SH            Sole      205,000
ROYAL DUTCH PETE CO                 NY REG EUR .56  780257804    36,013,008    554,900   SH            Sole      554,900
SIRIUS SATELLITE RADIO INC          NOTE 2.500% 2/1 82966UAC7     3,919,695  2,500,000   SH            Sole    2,500,000
SPRINT CORP                         COM FON         852061100    69,265,960  2,760,700   SH            Sole    2,760,700
TELEPHONE & DATA SYS INC            SPL COM         879433860    12,184,452    317,800   SH            Sole      317,800
TELEWEST GLOBAL INC                 COM             87956T107    36,165,528  1,587,600   SH            Sole    1,587,600
TELUS CORP                          NON-VTG SHS     87971M202    21,691,578    637,800   SH            Sole      637,800
THERAVANCE INC                      COM             88338T104     7,727,282    454,546   SH            Sole      454,546
TYCO INTL LTD NEW                   COM             902124106    23,605,280    808,400   SH            Sole      808,400
US UNWIRED INC                      COM             90338R104     4,750,866    816,300   SH            Sole      816,300
WELLCHOICE INC                      COM             949475107    57,986,608    834,700   SH            Sole      834,700
XM SATELLITE RADIO HLDGS INC        CL A            983759101     1,615,680     48,000   SH            Sole       48,000

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